CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (17,092)	$ (2,344)	$ 23,046
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(929)	(360)	(1,150)
Cash flow hedges:
Change in net unrealized gains (losses)	1,752	1,797	(2,260)
Amounts reclassified into net income (loss)	(225)	(895)	1,373
Net change	1,527	902	(887)
Other comprehensive income (loss), net	598	542	(2,037)
Total of comprehensive income (loss)	$ (16,494)	$ (1,802)	$ 21,009